Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [abstract]
Significant hedge accounting exposures impacted by the interest rate benchmark reform
The following tables summarise USD LIBOR and USD LIBOR ICE Swap Rate non-derivatives exposures due to mature post 30 June 2023, when USD LIBOR and the USD LIBOR ICE Swap Rate will either cease to be published or cease to be published, in its current form:

USD LIBOR	2022	2021
	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	8,659	15,801
Reverse repurchase agreements and other similar secured lending	—	186
Financial assets at fair value through the income statement	4,282	8,538
Financial assets at fair value through other comprehensive income	—	—
Non-derivative financial assets	12,941	24,525
Non-derivative financial liabilities
Debt securities in issue	(2,493)	—
Subordinated liabilities	(344)	(3,774)
Financial liabilities designated at fair value	(1,740)	(212)
Non-derivative financial liabilities	(4,577)	(3,986)
Equity
Other equity instruments	(295)	(3,062)
Standby facilities, credit lines and other commitments[a]	68,118	42,767
Note
a.For year ended 2021, multi currency loan facilities are reported in the currency which needs to be remediated first, which were mainly non-USD. As non-USD rates transitioned, this has resulted in a corresponding increase in USD LIBOR exposure for year ended 2022 as USD LIBOR exposure is yet to transition.
The following tables summarise USD LIBOR and USD LIBOR ICE Swap Rate derivative exposures due to mature post 30 June 2023:

USD LIBOR	2022	2021
	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	2,594,268	2,283,077
OTC interest rate derivatives - cleared by central counterparty	2,119,420	2,211,729
Exchange traded interest rate derivatives	337,535	466,339
OTC foreign exchange derivatives	84	461,680
OTC equity and stock index derivatives	1,261	9,949
Derivative notional contract amount	5,052,568	5,432,774
The following table presents a breakdown of USD LIBOR and USD LIBOR ICE Swap Rate non-derivative exposures with robust fallbacks in place and those without as at 31 December 2022:

USD LIBOR	With robust fallback clause	Without robust fallback clause
As at 31 December 2022	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	7,770	889
Financial assets at fair value through the income statement	4,282	—
Non-derivative financial assets	12,052	889
Non-derivative financial liabilities
Debt securities in issue	(2,493)	—
Subordinated liabilities	—	(344)
Financial liabilities designated at fair value	(1,740)	—
Non-derivative financial liabilities	(4,233)	(344)
Equity
Other equity instruments	—	(295)
Standby facilities, credit lines and other commitments	64,632	3,486
The following table presents a breakdown of USD LIBOR and USD LIBOR ICE Swap Rate derivative exposures with robust fallbacks in place and those without as at 31 December 2022:

USD LIBOR	With appropriate fallback clause	Without appropriate fallback clause
As at 31 December 2022	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	2,538,218	56,050
OTC interest rate derivatives - cleared by central counterparty	2,119,420	—
Exchange traded interest rate derivatives	337,535	—
OTC foreign exchange derivatives	84	—
OTC equity and stock index derivatives	770	491
Derivative notional contract amount	4,996,027	56,541